Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET INCOME	$ 5,782,696	$ 5,239,707	$ 1,943,859
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	3,300,555	(5,029,478)	183,449
Less: Reclassification adjustment for realized gains on investment securities included in net income, before income taxes	(34,163)	(219,845)	(168,306)
Total other items in comprehensive income (loss)	3,266,392	(5,249,323)	15,143
Income tax expense (credit) related to other items of comprehensive income	1,208,565	(1,942,249)	5,602
Other comprehensive income (loss)	2,057,827	(3,307,074)	9,541
TOTAL COMPREHENSIVE INCOME	$ 7,840,523	$ 1,932,633	$ 1,953,400